NON-CONTROLLING INTEREST - Summarized Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current assets	$ 281,082	$ 248,067
Current liabilities	(166,773)	(96,441)
Non-controlling interest	54,422
Non Controlling Income Statement [Abstract]
Revenue	599,853	278,966
Net income (loss) and comprehensive income (loss)	56,111	20,967
Statement of cash flows [abstract]
Cash flows provided by operating activities	147,138	93,385
Cash flows used in investing activities	(118,499)	(113,649)
Cash flows (used in) provided by financing activities	(51,422)	$ 68,906
Non-controlling interests [member]
Non Controlling Income Statement [Abstract]
Net income (loss) and comprehensive income (loss)	$ 1,522
Yaramoko Mine [member] | Government of Burkina Faso [Member]
Non-controlling interest percentage	10.00%
Current assets	$ 60,225
Non-current assets	200,406
Current liabilities	(32,754)
Non-current liabilities	(111,353)
Net assets	116,524
Non-controlling interest	12,095
Non Controlling Income Statement [Abstract]
Revenue	101,256
Net income (loss) and comprehensive income (loss)	15,945
Statement of cash flows [abstract]
Cash flows provided by operating activities	28,566
Cash flows used in investing activities	(28,429)
Cash flows (used in) provided by financing activities	$ (14,804)
Seguela Project [Member] | Government of Cte d'Ivoire [Member]
Non-controlling interest percentage	10.00%
Current assets	$ 12,036
Non-current assets	62,146
Current liabilities	(21,312)
Non-current liabilities	(52,484)
Net assets	386
Non-controlling interest	42,327
Non Controlling Income Statement [Abstract]
Net income (loss) and comprehensive income (loss)	(729)
Statement of cash flows [abstract]
Cash flows provided by operating activities	(144)
Cash flows used in investing activities	(25,631)
Cash flows (used in) provided by financing activities	$ 37,601